Commitments, Concessions and Contingent Liabilities (Narratives) (Details)	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2018 ILS (₪)
Notes to Consolidated Financial Statements [Abstract]
Contractual commitments for acquisition of raw materials and energy	$ 2,670,000,000
Contractual commitments for acquisition of Property, Plant and Equipment	368,000,000
Construction agreements of the first stage of the Salt Harvesting project	280,000,000
Construction agreement of new pumping station	160,000,000
Company signed agreements for sale of two office buildings - total consideration of	21,000,000			₪ 78,000,000
The carrying amount of the two buildings	7,300,000
Indemnification payable for directors and officers limit	350,000,000
Damages due to the power station construction agreement violations	84,000,000
Power station exceuting contructor payment claim	17,000,000
Total amount of the new natural gas agreement with Energean	1,900,000,000
Property plant and equipment value for tax purposes of Dead Sea Works, Dead Sea Bromine and Dead Sea Magnesium	$ 6,000,000,000
DSW rate of royalties payment	5.00%
Base amount required by the State relating to royalties arbitration	$ 265,000,000
Additional claim from the State for 2000-2014 relating royalties arbitration	120,000,000
Royalties provisions increas	43,000,000
Gap between the royalties paid and states view of calculations	30,000,000
Total recognized royalties expenses 2014-2018	208,000,000
Total recognized royalties expenses 2018	33,000,000
Total recognized interest and linkage expenses regarding royalties for 2014-2018	70,000,000
Total recognized interest and linkage expenses regarding royalties for 2018	10,000,000
Current royalties paid by DSW	66,000,000	$ 60,000,000	$ 53,000,000
Royalties paid relating prior periods	$ 62,000,000
Increased royalties rates due to Sheshinski recomandations from 2%	5.00%
Royalties payment by Rotem	$ 5,000,000	4,000,000	$ 5,000,000
ICL Boulby mining royalties	1,300,000	2,000,000
YPH JV natural resources tax payment in the context of paying 8% royalties on selling price	3,000,000	$ 2,000,000
A class action claim relating air pollution in Haifa Bay	3,500,000,000
Remedy relating dyke collapse - first class action for 8.68 million persons	267			1,000
Remedy relating dyke collapse - second class action	67,000,000			250,000,000
Remedy relating dyke collapse - third class action	54,000,000			202,500,000
Remedy relating dyke collapse - Nature and Parks Authority	106,000,000			397,000,000
Remedy relating aquifer and Bokek stream restoration - application for certification of a claim as class action	410,000,000			1,400,000,000
Remedy relating bromine leak - application for certification of a claim as class action	$ 400,000			1,500,000
The company's part in financing of the coastline defenses	39.50%
The company's part in financing of the Salt Harvesting project	80.00%
The government's part in financing of the Salt Harvesting project	20.00%
Maximum government's share in financing of the Salt Harvesting project | ₪				1,400,000,000
Sallent site closure and restoration provision update	$ 18,000,000
Damage claims by owners relating to contamination in Suria and Sallent	22,000,000
Provision relating owners' claims due to contamination in Suria and Sallent	12,000,000
Maximal damage for Hamonization for application for certification of a claim as class action	113,000,000			426,000,000
Minimal damage for Hamonization for application for certification of a claim as class action	7,000,000			26,000,000
Compensation in application for certification of a claim as class action regarding alleged monopolistic exploitation - difference test	15,000,000			56,000,000
Compensation in application for certification of a claim as class action regarding alleged monopolistic exploitation - comparison test	20,000,000			73,000,000
ICL's damages lawsuit against IBM	$ 300,000,000			₪ 1,100,000,000